Accrued Expenses and Other Liabities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Wages and welfare payable	$ 116,053	$ 116,054
Professional service fees	515,122	143,420
Others	38,474	55,445
Total	$ 669,649	$ 314,919